Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	212,500,000	112,500,000
Common Stock, Shares, Issued	71,217,258	74,902,364
Common Stock, shares, Outstanding	71,217,258	74,902,364
Treasury Stock, Common, Shares	8,568,000	1,465,000